Vessels in Operation	6 Months Ended
Jun. 30, 2015
Vessels Under Construction
Vessels in Operation
3.	Vessels Under Construction

2015
(in thousands)
Vessels under construction at January 1	131,345
Payments to shipyard	117,467
Transfer to vessels in operation	(104,423)
Other payments including site team costs and initial stores	5,364

Vessels under construction at June 30	$149,753

Vessels In Operation
Vessels in Operation
2.	Vessels in Operation

	Vessel	Drydocking	Total
		(in thousands)
Cost
December 31, 2014	$1,305,079	$19,673	$1,324,752
Additions	1,868	4,539	6,407
Transfer from vessels under construction	103,123	1,300	104,423
Re-classified to assets held for sale	(33,159)	(1,397)	(34,556)
Reduction in contract cost of new build vessels	(2,350)	—	(2,350)
Vessel impairment due to collision	(6,000)	—	(6,000)
Disposals for the period	—	(2,164)	(2,164)

June 30, 2015	$1,368,561	$21,951	$1,390,512

Accumulated Depreciation
December 31, 2014	$170,448	$9,238	$179,686
Charge for the period	23,633	2,210	25,843
Re-classified to assets held for sale	(2,531)	(673)	(3,204)
Disposals for the period	—	(2,164)	(2,164)

June 30, 2015	$191,550	$8,611	$200,161

Net Book Value
June 30, 2015	$1,177,011	$13,340	$1,190,351

December 31, 2014	$1,134,631	$10,435	$1,145,066

On January 9, 2015, Navigator Triton, the fourth of five 21,000 cubic meter semi-refrigerated ethylene-capable gas carriers being built at Jiangnan shipyard in China was delivered.

The vessel impairment of $6.0 million relates to the best estimate at June 30, 2015 of damages caused to Navigator Aries, following a collision on June 28, 2015. This is a current assessment of the damages and may be subject to change upon receipt of further information, which is expected to occur within one year.

There is a corresponding insurance recoverable amount of $6.0 million relating to the estimated repairs of Navigator Aries following her collision. All repair costs are expected to be recovered by our Hull & Machinery insurance, subject to a $0.1 million deductible.

The reduction in contract cost of newbuildings of $2.4 million relates to penalty payments due to delays in delivery of the first four newbuilding ethylene-capable gas carriers, receivable from Jiangnan shipyard.

The net book value of vessels that serve as collateral for the Company’s bank loans was $1.1 billion at June 30, 2015.